K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

May 6, 2021

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520

Neuberger Berman Equity Funds
-- Neuberger Berman Equity Income Fund (Class E)
-- Neuberger Berman Genesis Fund (Class E)
-- Neuberger Berman International Equity Fund (Class E)
-- Neuberger Berman Large Cap Value Fund (Class E)
-- Neuberger Berman Multi-Cap Opportunities Fund (Class E)
-- Neuberger Berman Real Estate Fund (Class E)

File Nos. 002-11357; 811-00582

Re:  Request for Selective Review for Post-Effective Amendment No. 224

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 224 to the Registrant’s Registration Statement on Form N-1A (“PEA 224”) on behalf of its series and classes listed above (each a “Fund”).  PEA 224 includes the Class E prospectus (“Prospectus”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add Class E shares as a new class of shares of each Fund.  This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

The form of the Prospectus and the section of the Prospectus titled “Your Investment” (except the section titled “Your Investment – Maintaining Your Account”) and the form of the SAI and the text of the SAI (except the section titled “Investment Management and

Securities and Exchange Commission
May 6, 2021

Administration Services,” “Distribution Arrangements,” “Additional Exchange Information,” “Conversion Information,” and “Additional Tax Information”) do not differ in any significant way from the corresponding disclosure in the Prospectus and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

•
Post-Effective Amendment No. 222 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Institutional Class, Class A, and Class C shares of Neuberger Berman Equity Impact Fund (Accession No. 0000898432-20-001027) (December 18, 2020).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 224.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 224 will become effective on July 5, 2021. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by June 5, 2021.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9403 with any questions or comments you may have.  Thank you for your attention.

Sincerely, /s/ Marguerite Laurent Marguerite Laurent